WARRANTS - Broker warrants (Details) - $ / shares		1 Months Ended	12 Months Ended
	Nov. 18, 2023	Feb. 18, 2021	Dec. 31, 2023	Dec. 31, 2022	Sep. 05, 2022	Dec. 31, 2021	Nov. 18, 2020
WARRANTS
Exercise price of warrants (in dollars per share)					$ 9.28
Number of shares issued on exercise of warrants					979,048
Maximum
WARRANTS
Number of shares issued on exercise of warrants					979,048
Broker warrants
WARRANTS
Number of warrants							177,434
Exercise price of warrants (in dollars per share)			$ 7.00
Number of common share per unit			1
Number of warrants per unit			0.5
Exercise of warrants (in shares)		160,548
Number of warrants outstanding			0	16,886		16,886
Expiry of warrants (in shares)	16,886		(16,886)
Common Shares
WARRANTS
Number of shares issued on exercise of warrants		160,548
Public offering warrants
WARRANTS
Number of shares issued on exercise of warrants		80,274